Mineral Property Interests (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of work expenditures and cash payments for acquisition of mineral property rights
	Quebec	Nunavut	British Columbia	Total
Balance at December 31, 2020	$125,354	$19,358	$16,060	$160,772
Option payment received	(260)	-	-	(260)
Purchase of Homestake Ridge royalty	-	-	400	400
Disposition of mineral interests	(50)	-	-	(50)
Change in estimate of provision for site reclamation and closure	50	(219)	-	(169)
Balance at December 31, 2021	$125,094	$19,139	$16,460	$160,693
Sale of Homestake Resources (note 3)	-	-	(16,460)	(16,460)
Change in estimate of provision for site reclamation and closure	(391)	(332)	-	(723)
Balance at June 30, 2022	$124,703	$18,807	$-	$143,510